Long-Lived Assets (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and equipment
Equipment			$ 253,718	$ 244,799
Furniture and fixtures			38,950	38,950
Software			71,625	71,625
Product Tooling			0	51,373
Total property and equipment before accumulated depreciation			364,293	406,747
Less accumulated depreciation			(242,706)	(158,889)
Total property and equipment	88,888		121,587	247,858
Intangible assets
Patents			34,862	34,862
Trademark			4,525	4,525
Total intangible assets before accumulated amortization			39,387	39,387
Less accumulated amortization			(8,674)	(6,362)
Total intangible assets	26,811		30,713	33,025
Long Lived Assets (Textual)
Impairment of fixed assets	$ 0	$ 0	$ 33,302	$ 13,177